Results of Operations (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Expenses
Results of Operations for Oil and Gas Producing Activities		$ (378,511)	$ (25,399)	$ 16,481
Consolidated Entities
Revenues
Oil and Natural Gas Sales		171,951	297,869	213,919
Expenses
Production and Lease Operating Expense		118,999	100,282	62,150
Impairment Expense		345,775	132,618	32,072
Exploration Expense		3,011	9,446	11,408
Depletion, Depreciation, Amortization and Accretion		104,744	94,467	62,386
Total Costs		572,529	336,813	168,016
Pre-Tax Operating Income (Loss)		(400,578)	(38,944)	45,903
Income Tax (Expense) Benefit	[1]	22,833	14,059	(29,148)
Results of Operations for Oil and Gas Producing Activities		(377,745)	(24,885)	16,755
Equity Method Investee
Expenses
Depletion, Depreciation, Amortization and Accretion		812	805	752
Total Costs		812	805	752
Pre-Tax Operating Income (Loss)		(812)	(805)	(752)
Income Tax (Expense) Benefit	[1]	46	291	478
Results of Operations for Oil and Gas Producing Activities		$ (766)	$ (514)	$ (274)

[1]	Computed using the effective rate for continuing operations for each period: 5.7% in 2015; 36.1% in 2014 and; 63.5% in 2013.